Issued Capital and Reserves	6 Months Ended
Jun. 30, 2025
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES
15	ISSUED CAPITAL AND RESERVES

On April 1, 2024, Anghami Inc. has entered into an asset acquisition transaction with OSN Streaming resulting in the issuance of 3,698,551 ordinary shares to OSN Streaming as part of the transaction, resulting in an increase in share capital by USD 3,698 and an increase in share premium by USD 136,496,285. Following this issuance, OSN+ holds 55.45% ownership of Anghami's total shares.

As of June 30, 2025 and December 31, 2024, the Group has authorised 215,000,000 Ordinary Shares and 500,000 preference shares.

As of June 30, 2025, the Group has 6,688,713 outstanding ordinary shares amounting to USD 6,689 and has related share premium of USD 262,301,740.

As of December 31, 2024, the Group had 6,686,470 outstanding ordinary shares amounting to USD 6,686 and has related share premium of USD 262,286,166.